Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table total for PEO ($)	Compensation actually paid to PEO ($)	Average Summary Compensation Table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers ($)	Value of initial fixed $100 investment based on:		Net Income ($000s)	Net Sales ($000s)
					Total shareholder return ($)	S&P 600 Capital Goods Industry Group TSR ($)

2022	3,401,462	3,844,215	848,828	733,570	155.24	138.76	100,376	888,788
2021	2,912,108	5,480,646	1,064,856	1,400,334	162.64	145.03	58,758	534,517
2020	2,387,673	6,460,946	1,285,424	3,065,868	135.70	115.68	79,009	514,551

Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	Gary D. Fields	Casey R. Kidwell, Larry G. Stewart, Rebecca A. Thompson, Stephen E. Wakefield, Gordon D. Wichman
2021	Gary D. Fields	Norman H. Asbjornson, Scott M. Asbjornson, Larry G. Stewart, Rebecca A. Thompson, Stephen E. Wakefield
2020	Gary D. Fields	Norman H. Asbjornson, Scott M. Asbjornson, Rebecca A. Thompson, Stephen E. Wakefield

PEO Total Compensation Amount	$ 3,401,462	$ 2,912,108	$ 2,387,673
PEO Actually Paid Compensation Amount	$ 3,844,215	5,480,646	6,460,946
Adjustment To PEO Compensation, Footnote [Text Block]
The table below provides the adjustments made to the Summary Compensation Table total compensation to arrive at the compensation actually paid for the PEO and the average for the Non-PEO NEOs:

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs

Less: Fair value of equity awards reported in Summary Compensation Table for applicable year	(1,310,542)	(666,094)	(1,437,328)	(464,911)	(1,528,171)	(271,436)
Add: Fair value of equity awards granted in applicable year at year end	2,678,303	1,680,209	1,633,142	478,526	2,760,769	491,969
Change in fair value of unvested equity awards from prior years	2,088,973	601,986	1,944,716	420,880	(500,273)	(139,312)
Change in fair value of vested equity awards from prior years	614,783	163,694	424,930	11,506	(294,512)	(79,925)
Less: Fair value of equity awards forfeited during the covered year	—	—	—	(111,693)	—	(117,768)
Add: Dividends paid	1,756	649	3,078	1,170	4,940	1,214
Total Adjustments	4,073,273	1,780,444	2,568,538	335,478	442,753	(115,258)

Non-PEO NEO Average Total Compensation Amount	$ 848,828	1,064,856	1,285,424
Non-PEO NEO Average Compensation Actually Paid Amount	$ 733,570	1,400,334	3,065,868
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below provides the adjustments made to the Summary Compensation Table total compensation to arrive at the compensation actually paid for the PEO and the average for the Non-PEO NEOs:

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs

Less: Fair value of equity awards reported in Summary Compensation Table for applicable year	(1,310,542)	(666,094)	(1,437,328)	(464,911)	(1,528,171)	(271,436)
Add: Fair value of equity awards granted in applicable year at year end	2,678,303	1,680,209	1,633,142	478,526	2,760,769	491,969
Change in fair value of unvested equity awards from prior years	2,088,973	601,986	1,944,716	420,880	(500,273)	(139,312)
Change in fair value of vested equity awards from prior years	614,783	163,694	424,930	11,506	(294,512)	(79,925)
Less: Fair value of equity awards forfeited during the covered year	—	—	—	(111,693)	—	(117,768)
Add: Dividends paid	1,756	649	3,078	1,170	4,940	1,214
Total Adjustments	4,073,273	1,780,444	2,568,538	335,478	442,753	(115,258)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	For the year ending December 31, 2022, the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance were net sales, operating profit and our total shareholder return ("TSR"). Our NEO's target total compensation is tied to performance goals aligned with our stockholders' interest. The majority of target compensation was weighted toward long-term equity performance and time-based awards and the financial performance metric was TSR. The short-term incentive program's funding metrics are net sales and operating profit.
Total Shareholder Return Amount	$ 155.24	162.64	135.70
Peer Group Total Shareholder Return Amount	138.76	145.03	115.68
Net Income (Loss)	$ 100,376,000	$ 58,758,000	$ 79,009,000
Company Selected Measure Amount	888,788,000	534,517,000	514,551,000
PEO Name	Gary D. Fields	Gary D. Fields	Gary D. Fields
Additional 402(v) Disclosure [Text Block]	All fair value calculations were performed in accordance with the provisions of FASB ASC Topic 718 and consistent with the methods utilized to calculate grant date fair values as disclosed in Note 14 - Share-Based Compensation to our consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2022. Non-qualified stock option fair values are calculated based on the Black-Scholes option pricing model. Adjustments have been made using our stock price as of each measurement date and updated assumptions for expected term, volatility, dividend yield and interest rates. Restricted stock award adjustments have been made using our stock price as of each measurement date and updated assumptions for interest rates and dividend yield and accrued dividends for vesting restricted stock awards. For PSUs, adjustments at each measurement date have been made based on the expected level of achievement with respect to the Company's TSR benchmarked against the S&P 600 Capital Goods Industry Group.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net sales
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	operating profit
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	total shareholder return ("TSR")
PEO [Member] | Equity Awards Reported In Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,528,171)	$ (1,437,328)	$ (1,310,542)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,760,769	1,633,142	2,678,303
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(500,273)	1,944,716	2,088,973
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(294,512)	424,930	614,783
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,940	3,078	1,756
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 442,753	2,568,538	4,073,273
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	long-term equity performance
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	time-based awards
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	net sales and operating profit
Non-PEO NEO [Member] | Equity Awards Reported In Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (271,436)	(464,911)	(666,094)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	491,969	478,526	1,680,209
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(139,312)	420,880	601,986
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(79,925)	11,506	163,694
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(117,768)	(111,693)	0
Non-PEO NEO [Member] | Equity Awards, Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,214	1,170	649
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (115,258)	$ 335,478	$ 1,780,444